Average Annual Total Returns - Class I and P Shares - Voya Multi-Manager International Equity Fund	Class I before taxes 1 Yr	Class I before taxes 5 Yrs	Class I before taxes 10 Yrs	Class I before taxes Since Inception	Class I before taxes Inception Date	Class I After tax on distributions 1 Yr	Class I After tax on distributions 5 Yrs	Class I After tax on distributions 10 Yrs	Class I After tax on distributions Since Inception	Class I After tax on distributions with sale 1 Yr	Class I After tax on distributions with sale 5 Yrs	Class I After tax on distributions with sale 10 Yrs	Class I After tax on distributions with sale Since Inception	Class I MSCI EAFE® Index 1 Yr		Class I MSCI EAFE® Index 5 Yrs		Class I MSCI EAFE® Index 10 Yrs	Class I MSCI EAFE® Index Since Inception		Class I MSCI ACW IndexSM Ex-U.S. 1 Yr		Class I MSCI ACW IndexSM Ex-U.S. 5 Yrs		Class I MSCI ACW IndexSM Ex-U.S. 10 Yrs	Class I MSCI ACW IndexSM Ex-U.S. Since Inception		Class P 1 Yr	Class P 5 Yrs	Class P 10 Yrs	Class P Since Inception	Class P Inception Date	Class P MSCI EAFE® Index 1 Yr		Class P MSCI EAFE® Index 5 Yrs		Class P MSCI EAFE® Index 10 Yrs	Class P MSCI EAFE® Index Since Inception		Class P MSCI ACW IndexSM Ex-U.S. 1 Yr		Class P MSCI ACW IndexSM Ex-U.S. 5 Yrs		Class P MSCI ACW IndexSM Ex-U.S. 10 Yrs	Class P MSCI ACW IndexSM Ex-U.S. Since Inception
Total	15.44%	8.34%		5.93%	Jan. 06, 2011	14.38%	7.64%		5.31%	9.67%	6.56%		4.64%	7.82%	[1]	7.45%	[1]	[1]	5.58%	[1]	10.65%	[1]	8.93%	[1]	[1]	4.97%	[1]	16.26%	8.64%		6.07%	Feb. 28, 2019	7.82%	[1]	7.45%	[1]	[1]	5.58%	[1]	10.65%	[1]	8.93%	[1]	[1]	4.97%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.